ACCRUED EXPENSES AND OTHER CURRENT LIABILITES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITES	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31, 2022	December 31, 2021
Employees and payroll accruals	$5,190	$8,262
Professional fees	793	600
Non recurring engineering	572	4,800
Government authorities	2,624	648
Other payables	1,939	1,708
Total	$11,118	$16,018